Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Investments
The fair value of investments are categorized as follows:

	Fair Value Hierarchy Level	December 31,
		2025	2024
Registered investment companies	1	$124,058,419	$100,849,035
SCI common stock	1	168,031,558	186,065,538
Self-directed accounts	1	66,354,448	53,633,682
Interest-bearing cash	1	3,633	1,740
Total investments, at fair value		358,448,058	340,549,995
Common/collective trust funds (a)		1,560,376,954	1,381,592,102
Total investments, at net asset value		1,560,376,954	1,381,592,102
Total investments		$1,918,825,012	$1,722,142,097
(a) This category includes investments in highly diversified funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances.